Consolidated Condensed Statement Of Stockholders' Equity And Comprehensive Loss (USD $) In Millions		Interest Rate Cap Agreement [Member] Accumulated Other Comprehensive Income/(Loss) [Member] Successor [Member]	Interest Rate Cap Agreement [Member] Comprehensive Income/(Loss) [Member] Successor [Member]	Interest Rate Cap Agreement [Member] Successor [Member]	Interest Rate Lock [Member] Accumulated Other Comprehensive Income/(Loss) [Member] Successor [Member]	Interest Rate Lock [Member] Comprehensive Income/(Loss) [Member] Successor [Member]	Interest Rate Lock [Member] Successor [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]		Common Stock [Member]		Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Additional Paid-in Capital [Member]	Retained Earnings/(Accumulated Deficit) [Member] Predecessor [Member]	Retained Earnings/(Accumulated Deficit) [Member] Successor [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income/(Loss) [Member] Predecessor [Member]	Accumulated Other Comprehensive Income/(Loss) [Member] Successor [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Non-controlling Interests [Member] Predecessor [Member]	Non-controlling Interests [Member] Successor [Member]	Non-controlling Interests [Member]	Comprehensive Income/(Loss) [Member] Predecessor [Member]	Comprehensive Income/(Loss) [Member] Successor [Member]	Comprehensive Income/(Loss) [Member]	Predecessor [Member]	Successor [Member]	Total
Balance at Dec. 31, 2007								$ 18.9					$ 5,395.4			$ 1,197.2			$ 15.4			$ 52.2						$ 6,679.1
Balance, shares at Dec. 31, 2007								188.8
Net (loss)/income																(100.9)						1.6			(99.3)			(99.3)
Foreign currency translation adjustments, net of tax																			(1.8)						(1.8)			(1.8)
Non-controlling distributions, net of contributions																						(0.6)						(0.6)
Acceleration of predecessor incentive compensation plans, including share-based compensation expense, net of tax													156.0															156.0
Comprehensive Income/(Loss)																									(101.1)
Balance at Jan. 27, 2008													5,551.4			1,096.3			13.6			53.2						6,733.4
Balance at Jan. 26, 2008								18.9					5,551.4			1,096.3			13.6									6,733.4
Balance, shares at Jan. 26, 2008								188.8
Redemption of equity								(18.9)					(5,551.4)			(1,096.3)			(13.6)									(6,680.2)
Redemption of equity, shares								(188.8)
Issuance of common stock									0.4					4,085.0															4,085.4
Issuance of common stock, shares									40.7
Balance at Jan. 28, 2008									0.4					4,085.0															4,138.6
Balance, shares at Jan. 28, 2008									40.7
Balance at Jan. 27, 2008																													4,138.6
Net (loss)/income																													(5,084.3)
Balance at Dec. 31, 2008																													(1,360.8)
Balance at Jan. 28, 2008									0.4					4,085.0									53.2						4,138.6
Balance, shares at Jan. 28, 2008									40.7
Net (loss)/income																	(5,096.3)						12.0			(5,084.3)			(5,084.3)
Share-based compensation														14.0															14.0
Repurchase of treasury shares, value														(2.1)															(2.1)
Repurchase of treasury shares
Cumulative preferred stock dividends														(297.8)															(297.8)
Debt exchange transaction, net of tax														25.7															25.7
Pension adjustment, net of tax																				(6.9)						(6.9)			(6.9)
Foreign currency translation adjustments, net of tax																				(31.2)			1.3			(29.9)			(29.9)
Adjustment for ASC 740 tax implications														0.3															0.3
Fair market value of swap agreements, net of tax																				(51.9)						(51.9)			(51.9)
Fair market value of interest rate cap agreements on commercial mortgage backed securities, net of tax																				(50.2)						(50.2)			(50.2)
Reclassification of loss on derivative instruments from other comprehensive loss to interest expense, net of tax																				0.6						0.6			0.6
Non-controlling distributions, net of contributions																							(16.9)						(16.9)
Comprehensive Income/(Loss)																										(5,222.6)
Balance at Dec. 31, 2008									0.4					3,825.1			(5,096.3)			(139.6)			49.6						(1,360.8)
Balance, shares at Dec. 31, 2008									40.7
Net (loss)/income																	827.6						18.8			846.4			846.4
Share-based compensation														16.4															16.4
Repurchase of treasury shares, value										[1]				(1.3)															(1.3)
Repurchase of treasury shares	[1]
Cumulative preferred stock dividends														(354.8)															(354.8)
Related party debt exchange transaction, net of tax														80.1															80.1
Pension adjustment, net of tax																				(14.1)						(14.1)			(14.1)
Foreign currency translation adjustments, net of tax																				19.0			4.8			23.8			23.8
Adjustment for ASC 740 tax implications														(2.4)															(2.4)
Purchase of additional interest in subsidiary														(83.7)									(3.3)						(87.0)
Fair market value of swap agreements, net of tax																				(27.7)						(27.7)			(27.7)
Fair market value of interest rate cap agreements on commercial mortgage backed securities, net of tax																				15.7						15.7			15.7
Reclassification of loss on derivative instruments from other comprehensive loss to interest expense, net of tax		12.1	12.1	12.1	0.6	0.6	0.6
Other														0.6			(0.6)
Non-controlling distributions, net of contributions																							(14.0)						(14.0)
Comprehensive Income/(Loss)																										856.8
Balance at Dec. 31, 2009									0.4					3,480.0			(4,269.3)			(134.0)			55.9						(867.0)
Balance, shares at Dec. 31, 2009									40.7
Net (loss)/income																	(831.1)						7.8			(823.3)			(823.3)
Share-based compensation														17.9									0.2						18.1
Repurchase of treasury shares, value										[2]				(1.6)															(1.6)
Repurchase of treasury shares	[1]
Cumulative preferred stock dividends														(64.6)															(64.6)
Cancellation of cumulative preferred stock dividends in connection with conversion of preferred stock to common stock														717.2															717.2
Conversion of non-voting perpetual preferred stock to non-voting common stock									0.2					1,989.6															1,989.8
Conversion of non-voting perpetual preferred stock to non-voting common stock, shares									19.9
Private Placement									0.1					768.0															768.1
Private Placement, shares									11.3
Post Retirement Medical, net of tax																				(1.5)						(1.5)			(1.5)
Pension adjustment, net of tax																				(4.6)						(4.6)			(4.6)
Foreign currency translation adjustments, net of tax																				8.2			(4.2)			4.0			4.0
Fair market value of swap agreements, net of tax																				(30.3)						(30.3)			(30.3)
Fair market value of interest rate cap agreements, net of tax																				(0.1)						(0.1)			(0.1)
Fair market value of interest rate cap agreements on commercial mortgage backed securities, net of tax																				(8.8)						(8.8)			(8.8)
Reclassification of loss on derivative instruments from other comprehensive loss to interest expense, net of tax					0.7	0.7	0.7
Unrealized gains on investments, net of tax																				1.6									1.6
Non-controlling distributions, net of contributions																							(10.1)						(10.1)
Effect of deconsolidation of variable interest entities (Cumulative-Effect Adjustment, Deconsolidation of Variable Interest Entity [Member])																	(5.2)						(9.8)						(15.0)
Comprehensive Income/(Loss)																										(863.9)
Balance at Dec. 31, 2010									0.7		0.7			6,906.5	6,906.5		(5,105.6)	(5,105.6)		(168.8)	(168.8)		39.8	39.8					1,672.6	1,672.6
Balance, shares at Dec. 31, 2010									71.8		71.8
Effect of change in accounting for accruals for casino jackpot liabilities, net of tax																		10.7												10.7
Net (loss)/income																		(467.0)						(4.3)			(471.3)			(471.3)
Share-based compensation															17.5									0.1						17.6
Repurchase of treasury shares, value												[3]			(1.5)															(1.5)
Repurchase of treasury shares	[3]
Defined benefit plan adjustments, net of tax																					0.3						0.3			0.3
Foreign currency translation adjustments, net of tax																					(26.7)			3.6			(23.1)			(23.1)
Fair market value of derivatives, net of tax																					(65.6)						(65.6)			(65.6)
Reclassification of loss on derivative instruments from other comprehensive loss to interest expense, net of tax																					59.5						59.5			59.5
Unrealized gains on investments, net of tax																					1.9						1.9			1.9
Non-controlling distributions, net of contributions																								4.8						4.8
Comprehensive Income/(Loss)																											(498.3)
Balance at Sep. 30, 2011											$ 0.7				$ 6,922.5			$ (5,561.9)			$ (199.4)			$ 44.0						$ 1,205.9
Balance, shares at Sep. 30, 2011											71.8

[1]	Amount rounds to zero but results in a reduction of 0.1 to the rounded totals.
[2]	Amount rounds to zero and does not change rounded totals.
[3]	Amount rounds to zero and does not change rounded total.